Subsequent Events (Details) ¥ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	Apr. 30, 2020 shares	Jan. 31, 2020 CNY (¥) shares	Apr. 30, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Subsequent Events
Options granted | shares					1,660,000	2,635,000	0
Exercise price | $ / shares					$ 0.1	$ 0.1
Subsequent event
Subsequent Events
Face amount of debt | ¥				¥ 4,557
Term of debt				1 year
Annual interest rate				4.35%
Subsequent event | Jinbaoxin Shenzhen Insurance Brokers Co, Ltd
Subsequent Events
Percentage of equity interests acquired		100.00%
Total consideration | ¥		¥ 28,000
Subsequent event | Employees and executives
Subsequent Events
Options granted | shares	1,521,475	1,521,475
Exercise price | $ / shares			$ 0.1
Subsequent event | Employees and executives | Minimum
Subsequent Events
Vesting period		1 year
Subsequent event | Employees and executives | Maximum
Subsequent Events
Vesting period	4 years